Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Rent expense recognized on operating leases	$ 1.0	$ 0.7	$ 0.7